SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net loss per ordinary share (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Mar. 31, 2022
Redeemable Class A ordinary shares
Numerator:
Allocation of net loss, as adjusted	$ (115,085)	$ (27,343)	$ (116,068)	$ (1,979,816)		$ (92,869)		$ (3,313,410)
Denominator:
Weighted average shares outstanding, basic	3,050,335	7,905,891	23,000,000	23,000,000	5,102,113	5,102,113	23,000,000	23,000,000
Weighted average shares outstanding, diluted	3,050,335	7,905,891	23,000,000	23,000,000	5,102,113	5,102,113	23,000,000	23,000,000
Basic net loss per ordinary share	$ (0.04)	$ 0.00	$ (0.01)	$ (0.09)	$ (0.02)	$ (0.02)	$ (0.14)	$ (0.14)
Diluted net loss per ordinary share	$ (0.04)	$ 0.00	$ (0.01)	$ (0.09)	$ (0.02)	$ (0.02)	$ (0.14)	$ (0.14)
Non-redeemable Class A and B ordinary shares
Numerator:
Allocation of net loss, as adjusted	$ (343,706)	$ (31,508)	$ (46,038)	$ (784,179)		$ (136,361)		$ (1,312,398)
Denominator:
Weighted average shares outstanding, basic	9,110,000	9,110,000	9,110,000	9,110,000	8,285,141	8,285,141	9,110,000	9,110,000
Weighted average shares outstanding, diluted	9,110,000	9,110,000	9,110,000	9,110,000	8,285,141	8,285,141	9,110,000	9,110,000
Basic net loss per ordinary share	$ (0.04)	$ 0.00	$ (0.01)	$ (0.09)	$ (0.02)	$ (0.02)	$ (0.14)	$ (0.14)
Diluted net loss per ordinary share	$ (0.04)	$ 0.00	$ (0.01)	$ (0.09)	$ (0.02)	$ (0.02)	$ (0.14)	$ (0.14)